SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

22. SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance.  The Company has four operating mining segments, Guanaceví, Bolañitos, El Cubo and El Compas, which are located in Mexico, as well as Exploration and Corporate segments.  The Exploration segment consists of projects in the exploration and evaluation phases in Mexico and Chile.

		December 31, 2019
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$13,065	$855	$7,372	$1,700	$23	$353	$23,368
Other Investments	69	-	-	-	-	-	69
Accounts receivables	1,068	2,568	4,574	6,999	2,922	4,819	22,950
Inventories	-	-	7,441	2,426	1,628	2,094	13,589
Prepaid expenses	905	1,029	619	572	152	25	3,302
Non-current deposits	76	-	305	151	74	-	606
Non-current IVA receivable	-	355	824	-	869	-	2,048
Deferred income tax asset	-	-	2,837	4,299	-	-	7,136
Intangible assets	28	160	269	224	157	137	975
Right-of-use leased assets	745			175		417	1,337
Mineral property, plant and equipment	380	13,064	34,006	19,757	4,020	17,106	88,333
Total assets	$16,336	$18,031	$58,247	$36,303	$9,845	$24,951	$163,713

Accounts payable and accrued liabilities	$6,729	$855	$7,079	$2,872	$837	$1,403	$19,775
Income taxes payable	368	-	696	840	43	-	1,947
Loans payable	774	-	2,058	6,043			8,875
Lease obligations	1,050	-	-	188	-	-	1,238
Provision for reclamation and rehabilitation	-	-	2,182	1,848	4,249	124	8,403
Deferred income tax liability	-	-	-	513	-	169	682
Total liabilities	$8,921	$855	$12,015	$12,304	$5,129	$1,696	$40,920

		December 31, 2018
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$14,477	$765	$3,947	$4,776	$8,863	$548	$33,376
Other Investments	88	-	-	-	-	-	88
Accounts receivables	176	1,924	9,386	2,760	8,996	3,705	26,947
Inventories	-	-	6,310	3,736	2,939	1,909	14,894
Prepaid expenses	1,666	75	706	26	129	102	2,704
Non-current deposits	76	-	308	151	74	505	1,114
Deferred income tax asset	-	-	6,782	1,549	816	-	9,147
Mineral property, plant and equipment	573	11,791	34,933	9,348	11,323	20,809	88,777
Total assets	$17,056	$14,555	$62,372	$22,346	$33,140	$27,578	$177,047

Accounts payable and accrued liabilities	$6,045	$287	$5,528	$1,872	$4,347	$1,391	$19,470
Income taxes payable	1,028	-	926	878	1,218	-	4,050
Deferred lease inducement	217	-	-	-	-	-	217
Provision for reclamation and rehabilitation	-	-	2,128	1,805	4,148	114	8,195
Deferred income tax liability	-	-	-	36	-	299	335
Total liabilities	$7,290	$287	$8,582	$4,591	$9,713	$1,804	$32,267

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2019
Silver revenue	$-	$-	$36,062	$10,707	$17,542	$1,743	$66,054
Gold revenue	-	-	8,638	21,703	14,740	10,589	$55,670
Total revenue	$-	$-	$44,700	$32,410	$32,282	$12,332	$121,724

Salaries, wages and benefits:
mining	$-	$-	$7,331	$4,871	$5,945	$468	$18,615
processing	-	-	1,764	1,151	1,301	566	4,782
administrative	-	-	2,871	1,993	2,254	1,073	8,191
stock based compensation	-	-	49	49	49	48	195
change in inventory	-	-	(318)	414	192	53	341
Total salaries, wages and benefits	-	-	11,697	8,478	9,741	2,208	32,124

Direct costs:
mining	-	-	20,649	9,715	9,873	4,857	45,094
processing	-	-	7,843	5,365	4,851	2,176	20,235
administrative	-	-	2,699	1,308	2,402	672	7,081
change in inventory	-	-	(861)	906	309	92	446
Total direct production costs	-	-	30,330	17,294	17,435	7,797	72,856

Depreciation and depletion:
depreciation and depletion	-	-	13,869	3,609	6,960	6,835	31,273
change in inventory	-	-	227	22	186	(213)	222
Total depreciation and depletion	-	-	14,096	3,631	7,146	6,622	31,495

Royalties	-	-	1,410	181	152	291	2,034
Write down of inventory to NRV	-	-	-	-	-	576	576

Total cost of sales	$-	$-	$57,533	$29,584	$34,474	$17,494	$139,085

Severance costs	-	-	-	-	4,589	-	4,589

Earnings (loss) before taxes	$(10,053)	$(12,001)	$(12,833)	$2,826	$(6,781)	$(5,162)	$(44,004)

Current income tax expense (recovery)	-	-	551	1,879	135	137	2,702
Deferred income tax expense (recovery)	-	-	3,779	(3,170)	881	(130)	1,360
Total income tax expense (recovery)	-	-	4,330	(1,291)	1,016	7	4,062

Net earnings (loss)	$(10,053)	$(12,001)	$(17,163)	$4,117	$(7,797)	$(5,169)	$(48,066)

For the year ended December 31, 2019, the Company has recognized $4.6 million in severance costs that are directly attributable to restructuring resulting in reduction in production and ultimately the suspension of operations at the El Cubo mine.,

The Exploration segment included $2,957 of costs incurred in Chile for the year ended December 31, 2019 (December 31, 2018 - $777).

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2018
Silver revenue	$-	$-	$32,267	$14,310	$38,903	$-	$85,480
Gold revenue	-	-	6,962	25,495	32,572	-	65,029
Total revenue	$-	$-	$39,229	$39,805	$71,475	$-	$150,509

Salaries, wages and benefits:
mining	$-	$-	$5,382	$5,102	$9,309	$-	$19,793
processing	-	-	1,644	1,065	2,201	-	4,910
administrative	-	-	2,580	2,360	3,116	-	8,056
stock based compensation	-	-	(31)	(31)	(31)	-	(93)
change in inventory	-	-	662	(383)	(42)	-	237
Total salaries, wages and benefits	-	-	10,237	8,113	14,553	-	32,903

Direct costs:
mining	-	-	20,332	10,716	13,197	-	44,245
processing	-	-	6,783	6,590	8,211	-	21,584
administrative	-	-	1,886	1,670	2,336	-	5,892
change in inventory	-	-	1,021	(815)	80	-	286
Total direct production costs	-	-	30,022	18,161	23,824	-	72,007

Depreciation and depletion:
depreciation and depletion	-	-	22,352	931	14,609	-	37,892
change in inventory	-	-	765	(70)	(175)	-	520
Total depreciation and depletion	-	-	23,117	861	14,434	-	38,412

Royalties	-	-	1,123	190	340	-	1,653
Write down of inventory to NRV	-	-	2,026	-	-	-	2,026

Total cost of sales	$-	$-	$66,525	$27,325	$53,151	$-	$147,001

Earnings (loss) before taxes	$(8,079)	$(12,258)	$(27,296)	$12,480	$18,324	$(882)	$(17,711)

Current income tax expense (recovery)	-	-	642	2,507	1,328	-	4,477
Deferred income tax expense (recovery)	-	-	(7,475)	(1,530)	(1,043)	299	(9,749)
Total income tax expense (recovery)	-	-	(6,833)	977	285	299	(5,272)

Net earnings (loss)	$(8,079)	$(12,258)	$(20,463)	$11,503	$18,039	$(1,181)	$(12,439)